Taxes - Income tax - Additional information (Details) - EUR (€) € in Millions					1 Months Ended	12 Months Ended
	Apr. 01, 2020	Oct. 06, 2017	Apr. 01, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013
Disclosure of subsidiaries [line items]
Additional tax expense due to the exceptional surtax									€ 78
Current income tax charge								€ 1,112	€ 859	€ 744
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Corporate tax rate (as a percent)						25.82%	28.92%	34.43%	34.43%	34.43%
Increased corporate tax rate (as a percent)									44.43%
Additional tax expense due to the exceptional surtax									€ 78
Percentage of taxable income (as a percent)								100.00%
Decrease in deferred tax asset due to gradual rate reduction									75
Deferred tax income due to reduction in tax rate									(44)
Decrease in deferred tax asset in other comprehensive income statement									€ 31
Tax on dividends in prior year (as a percent)		3.00%							3.00%
Tax income, resulting from dispute over 3 % tax on dividends					€ 304				€ 304
Tax income, resulting from dispute over 3 % tax on dividends, principal amount					270
Tax income, resulting from dispute over 3 % tax on dividends, late interests amount					€ 34
Share of expenses and charges on dividends (as a percent)										5.00%
Tax income, resulting from the dispute over the share of expenses and charges on dividends										€ 190
Principal and late payment interest claimed											€ 2,100
Contingent asset, current income tax, previous fiscal years								€ 2,100
Current income tax charge								€ 595	€ 391	€ 318
France tax group subsidiaries [member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Percentage of taxable income (as a percent)									50.00%	50.00%
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Corporate tax rate (as a percent)								25.00%
Deferred tax charge								€ 86		€ 269
Current income tax charge								€ 65	€ 46	23
Spain subsidiaries [member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Percentage of taxable income (as a percent)								75.00%
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Current income tax charge								€ 258	€ 255	€ 241
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Corporate tax rate (as a percent)	17.00%		19.00%	20.00%				19.00%	19.00%	20.00%
Deferred tax income due to reduction in tax rate										€ 31
Current income tax charge								€ 66	€ 57	€ 44
MALI | Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Corporate tax rate (as a percent)								30.00%
Current income tax charge								€ 56
SENEGAL | Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Corporate tax rate (as a percent)								30.00%
Current income tax charge								€ 54
GUINEA | Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Corporate tax rate (as a percent)								35.00%
Current income tax charge								€ 38
COTE D'IVOIRE | Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Corporate tax rate (as a percent)								30.00%
Current income tax charge								€ 36